Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,627,000
Previously Paid Amount	0.00
Total Fee Amount	777.09
Total Offset Amount	0.00
Net Fee	777.09
Narrative - Max Aggregate Offering Price	$ 5,627,000
Final Prospectus	true